Fair Value Measurement (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables present information about financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values (in thousands):

	March 31, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$17,213	$—	$—	$17,213

	$17,213	$—	$—	$17,213

Liabilities:
SAFE liabilities	$—	$—	$32,590	$32,590

	$—	$—	$32,590	$32,590

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$27,278	$—	$—	$27,278

	$27,278	$—	$—	$27,278

Liabilities:
SAFE liabilities	$—	$—	$30,515	$30,515

	$—	$—	$30,515	$30,515

The following tables present information about financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values (in thousands):

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$27,278	$—	$—	$27,278

	$27,278	$—	$—	$27,278

Liabilities:
SAFE liabilities	$—	$—	$30,515	$30,515

	$—	$—	$30,515	$30,515

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$33,640	$—	$—	$33,640

	$33,640	$—	$—	$33,640

Summary of Activity for the Safe Liabilities that were Measured at Fair Value
The following table presents activity for the SAFE liabilities that were measured at fair value using significant unobservable Level 3 inputs during the three months ended March 31, 2024 and the year ended December 31, 2023 (in thousands):

SAFE Liabilities
Balance as of January 1, 2023	$—
Initial fair value recognition	31,515
Loss on issuance	255
Fair value adjustments	(1,255)

Balance as of December 31, 2023	30,515
Fair value adjustments	2,075

Balance as of March 31, 2024	$32,590

The following table presents activity for the preferred stock tranche liability and the SAFE liabilities that were measured at fair value using significant unobservable Level 3 inputs during the years ended December 31, 2023 and 2022 (in thousands):

	Preferred Stock Tranche Liability	SAFE Liabilities
Balance as of January 1, 2022	$643	$—
Fair value adjustments	(643)	—

Balance as of December 31, 2022	—	—
Initial fair value recognition	—	31,515
Loss on issuance	—	255
Fair value adjustments	—	(1,255)

Balance as of December 31, 2023	$—	$30,515